SCHEDULE OF STOCK-BASED COMPENSATION (Details) - Ayala Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Research and Development	$ 1,097	$ 509
General and Administrative	1,587	1,060
Total Stock-Based Compensation	$ 2,684	$ 1,569